Leases (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 24, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 12, 2023
Lessee, Lease, Description [Line Items]
Lease term					12 months	120 days
Lease term, option to extend	three-year
Annual rent and management fees	$ 112
Bank guarantees to property owner		$ 76
Operating lease right-of-use assets		$ 0	$ 289	$ 392
Operating lease liabilities			$ 324	$ 392
Operating right-of-use assets and operating lease liabilities							$ 392
Incremental borrowing rate based on credit rating			9.00%	9.00%